Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 - RELATED PARTY TRANSACTIONS

Directors and officers of the Company and its subsidiary, and their associates, were customers of, and had other transactions with the subsidiary bank in the normal course of business. All loans and commitments included in such transactions were made on substantially the same terms, including interest and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than the normal risk of collectibility. Such loans totaled $3,971,083 at December 31, 2011, and $1,923,847 at December 31, 2010.

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2011	2010
Balance, January 1	$1,923,847	$2,626,186
New loans during the period	2,891,602	1,000,000
Repayments during the period	(844,366)	(1,702,339)

Ending balance	$3,971,083	$1,923,847

The Company's subsidiary bank entered into a lease agreement to rent property for use as banking premises from a company owned by Mr. Dlesk, the Company's executive officer. The lease was for an initial 5 year term at an annual rental fee of $57,600. This lease was renewed in 2007 for an additional 5-year term at an annual rental fee of $60,480 and has options to renew for seven 5-year terms.